As  filed with the Securities and Exchange Commission on
February 10, 1997.
                                               Registration Nos. 333-1073
                                                       811-07537
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /   /
        Post-Effective Amendment No.  1                  /X /

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

         Amendment No.   4                       /X /
                (Check appropriate box or boxes)

                          ROYCE CAPITAL FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 355-7311

                  Charles M. Royce, President
                       Royce Capital Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)

It  is  proposed  that this filing will become  effective (check appropriate box)
/X/ immediately upon filing pursuant to paragraph (b)
/  / on (date) pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on (date) pursuant to paragraph (a)(i)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective amendment designates a new  effective date for a previously filed post-effective amendment.

The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A 24f-2 Notice for for its most recent fiscal year will be filed on or before February 28, 1997.

                 Total number of pages:
         Index to Exhibits is located on page:

                     CROSS REFERENCE SHEET
             (Pursuant to Rule 481 of Regulation C)


Item  of  Form N-1A                 CAPTION or Location in Prospectus

Part A

I.        Cover Page............................      Cover Page

II.       Synopsis..............................      FUND EXPENSES

III.      Condensed Financial Information...                  *

IV.       General  Description of Registrant..        INVESTMENT OBJECTIVES,
                                                      INVESTMENT POLICIES,
                                                      INVESTMENT RISKS,
                                                      INVESTMENT LIMITATIONS,
                                                      GENERAL INFORMATION

V.        Management of the Fund...........           MANAGEMENT OF THE TRUST,
                                                      GENERAL INFORMATION

V.A.      Management's Discussion of
            Fund Performance.....................             *

VI.       Capital Stock and Other Securities.     GENERAL INFORMATION,
                                                  DIVIDENDS, DISTRIBUTIONS AND
                                                     TAXES,
                                                  SHAREHOLDER GUIDE

VII.      Purchase of Securities Being
           Offered............................    NET ASSET VALUE PER SHARE,
                                                  SHAREHOLDER GUIDE

VIII.     Redemption or Repurchase.............   SHAREHOLDER GUIDE

IX.       Pending Legal Proceedings.............       *


                                     CAPTION or Location in Statement
Item of Form N-1A                      of Additional Information

Part B

X.      Cover Page.........................      Cover Page

XI.     Table of Contents...............         TABLE OF CONTENTS

                                     CAPTION or Location in Statement
Item of Form N-1A                     of Additional Information

Part B

XII.    General Information and History....          *

XIII.   Investment Objectives and Policies.   INVESTMENT POLICIES AND
                                               LIMITATIONS,
                                              RISK FACTORS AND SPECIAL
                                               CONSIDERATIONS

XIV.   Management of the Fund..........       MANAGEMENT OF THE TRUST

XV.    Control Persons and Principal
        Holders of Securities...........    MANAGEMENT OF THE TRUST,
                                            PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services...........................  MANAGEMENT OF THE TRUST,
                                            INVESTMENT ADVISORY SERVICES,
                                            CUSTODIAN,
                                            INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices..............              PORTFOLIO TRANSACTIONS

XVIII. Capital Stock and Other Securities.  DESCRIPTION OF THE TRUST

XIX.   Purchase, Redemption and Pricing
        of Securities Being Offered...      PRICING OF SHARES BEING OFFERED,
                                            REDEMPTIONS IN KIND

XX.    Tax Status..................         TAXATION

XXI.   Underwriters..........................      *

XXII.  Calculation of Performance Data....  PERFORMANCE DATA

XXIII. Financial Statements...........      FINANCIAL STATEMENTS




*    Not applicable.

Royce Capital Fund

Royce Premier Portfolio
Royce Total Return Portfolio
Royce Micro-Cap Portfolio

    PROSPECTUS --       January 31, 1997


                     Royce   Premier  Portfolio,  Royce   Total   Return
                      Portfolio and Royce Micro-Cap Portfolio (the "Funds") are series of Royce Capital Fund (the "Trust"). Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans"). Certain Funds may not be available in connection with a particular Variable Contract, and certain Variable Contracts may limit allocations among the Funds. See the accompanying Variable Contract disclosure documents for any restrictions on purchases or allocations.



ABOUT THIS           This   Prospectus   sets   forth   concisely    the
PROSPECTUS            information  that  you should  know  about  a  Fund
                      before  you  invest.   It should  be  retained  for
                      future   reference.   A  "Statement  of  Additional
                      Information" containing further information about the Funds and the Trust has been filed with the Securities and Exchange Commission. The Statement is dated January 31, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.



TABLE OF CONTENTS
                            Page                                  Page
Fund Expenses                  2   Investment Limitations            6
Investment Performance         3   Management of the Trust           8
Investment Objectives          4   General Information               9
Investment Policies            4   Dividends, Distributions and Taxes 10
Investment Risks               5   Net Asset Value Per Share        10
                                   Shareholder Guide                11


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS P ROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES         Transaction  expenses are charges paid when  shares
                      of the Funds are purchased or sold.
                           Shareholder Transaction Expenses
                       Sales Load Imposed on Purchases or
                           Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions         None

                      Each Fund pays its own operating expenses, including the investment management fee to Quest Advisory Corp. ("Quest"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                                  Annual Fund Operating Expenses
                                            Royce       Royce       Royce
                                           Premier   Total Return  Micro-Cap
                                          Portfolio   Portfolio   Portfolio
                      Management Fees
                          (after waivers)    .00%      .00%        .00%
                       12b-1 Fees            None      None        None
                       Other Expenses       1.35%     1.35%       1.35%
                       Total Operating Expenses
                          (after waivers)   1.35%     1.35%       1.35%

                      The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees would be 1.00%, 1.00% and 1.50% and total operating expenses would be 2.99%, 2.99% and 3.49% for each of the
                      Funds without the waivers of management fees and reimbursement of Fund expenses by Quest. Quest has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1997 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                      The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.
                                                      1 Year     3 Years
                     Royce Premier Portfolio          $14         $43
                      Royce Total Return Portfolio      14          43
                      Royce Micro-Cap Portfolio         14          43

                      These examples should not be considered representations of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

                      Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

INVESTMENT            From  time  to  time,  the  Funds  may  communicate
PERFORMANCE           figures  reflecting total return over various  time
                      periods.   "Total return" is the rate of return  on
Total return is the an amount invested in a Fund from the beginning to change in value the end of the stated period. "Average annual
over                  total  return" is the annual compounded  percentage
a given time          change in the value of an amount invested in a Fund
period,               from  the  beginning until the end  of  the  stated
assuming              period.    Total   returns,   which   assume    the
reinvestment          reinvestment of all net investment income dividends
of any dividends      and  capital  gains distributions,  are  historical
and                   measures  of past performance and are not  intended
capital gains         to indicate future performance.
distributions
                      Total  returns  quoted for the  Funds  include  the
                      effect of deducting each Fund's operating expenses,
                      but   will   not   include  charges  and   expenses
                      attributable to a particular Variable  Contract  or
                      Retirement Plan.  Because shares of the  Funds  may
                      be purchased only through a Variable Contract or an
                      eligible  Retirement Plan, an individual  owning  a
                      Variable  Contract or participating in a Retirement
                      Plan  should carefully review the Variable Contract
                      disclosure documents or Retirement Plan information
                      for  information on relevant charges and  expenses.
                      Excluding   these   charges   and   expenses   from
                      quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

                      Although the Trust is newly-organized and the Funds do not yet have their own performance records, each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

                      Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Quest and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                      The   average   annual  total   returns   for   the
                      corresponding Royce retail funds for the periods ended December 31, 1996 were:

                                  One   Three Five  Since  Inception
                                  Year  Year  Year Inception  Date
                Royce Premier
                  Fund            18.1% 12.9% 14.7% 14.7% December 31, 1991
                 Royce Total
                  Return Fund     25.5% 18.7%   --  18.4% December 15, 1993
                 Royce Micro
                 -Cap Fund        15.5% 12.5% 17.9% 17.9% December 31, 1991

                      The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

INVESTMENT            Each   Fund  has  different  investment  objectives
OBJECTIVES            and/or  its  own method of achieving its objectives
                      and is designed to meet different investment needs.
                      Since certain risks are inherent in owning any security, there can be no assurance that any of the Funds will achieve their objectives.

                      Royce Premier Portfolio's investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Quest as having superior financial characteristics and/or unusually attractive business prospects.

                      Royce Total Return Fund's investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a broadly diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      Royce Micro-Cap Portfolio seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to this objective.

                      These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

INVESTMENT
POLICIES

The Fund invests on   Quest  will  use  a "value"  method  in managing the
a "value" basis       Funds' assets. In its selection process, Quest puts
                      primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

The Fund invests      Quest's value method is based on its belief that the
primarily in small    securities of certain small companies may sell at a
companies             discount from its estimate of such companies' "private
                      worth". Quest will attempt to identify and invest in these securities for each of the Funds, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

                      Royce Premier Portfolio
                      Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Quest will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                      Royce Total Return Portfolio
                      In accordance with its dual objective of seeking both capital appreciation (realized and unrealized) and current income, Royce Total Return Portfolio will normally invest at least 80% of its assets in common stocks. At least 90% of these securities will be dividend-paying, and at least 65% of these securities will be issued by companies with stock market capitalizations under $1,000,000,000 at the time of investment. The remainder of the Fund's assets may be invested in securities with higher stock market capitalizations, non-dividend-paying common stocks and convertible and non-convertible securities. While most of the Fund's securities will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the Standard & Poor's 500 Index.

                      Royce Micro-Cap Portfolio
                      At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

INVESTMENT            As  mutual  funds  investing  primarily  in  common
RISKS                 stocks  and/or securities convertible  into  common
                      stocks, the Funds are subject to market risk,  that
The Funds are         is,  the possibility that common stock prices  will
subject               decline  over short or even extended periods.   The
to certain            Funds  will  invest substantial portions  of  their
investment            assets  in  securities  of small  and/or  micro-cap
risks                 companies.  Such companies may not be well-known to
                      the  investing  public, may  not  have  significant
                      institutional  ownership  and  may  have  cyclical,
                      static  or  only  moderate  growth  prospects.   In
                      addition, the securities of such companies  may  be
                      more  volatile  in  price and  have  lower  trading
                      volumes  than  the  larger  capitalization   stocks
                      included  in  the  Standard  &  Poor's  500  Index.
                      Accordingly, Quest's investment method requires a long-term investment horizon, and the Funds should not be used to play short-term swings in the market.

                      Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

                      In addition, Royce Micro-Cap Portfolio may invest in many micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges.


INVESTMENT            Each  of  the Funds has adopted certain fundamental
LIMITATIONS           limitations,  designed to reduce  its  exposure  to
                      specific  situations,  which  may  not  be  changed
                      without   the  approval  of  a  majority   of   its
                      outstanding voting shares, as that term is  defined
The Funds have        in  the 1940 Act.  These limitations are set  forth
adopted certain       in  the  Statement  of Additional  Information  and
fundamental           provide, among other things, that no Fund will:
limitations
                        (a) as to 75% of its assets, invest more than
                            5% of its assets in the securities of any one issuer, excluding obligations of the U.S.
                            Government;

                        (b) invest more than 25% of its assets in any one
                            industry; or

                        (c) invest in companies for the purpose of exercising
                            control of management.

Other Investment      In addition to investing primarily in the equity and
Practices             fixed income securities described above, the Funds
                      may follow a number of additional investment practices.

Short-term fixed      The Funds may invest in short-term fixed income
income securities     securities for temporary defensive purposes, to invest
                      uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.
                      Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending    Each of the Funds may lend up to 25% of its assets to
                      qualified institutional investors for the purpose of realizing additional income. Loans of securities of a Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign Securities    Each of the Funds may invest up to 10% of its assets
                      in debt and/or equity securities of foreign issuers.
                      Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls.
                      These securities may also be subject to greater fluctuations in price than the securities of U.S.
                      corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

Lower-rated           Each  of the Funds may also invest no more than  5%
debt securities       of  its net assets in lower-rated (high-risk)  non-
                      convertible  debt  securities,  which   are   below
                      investment  grade.   The Funds  do  not  expect  to
                      invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights      Each  Fund may invest up to 5% of its total  assets
and options           in warrants, rights and options.

Portfolio turnover    Although the Funds generally will seek to invest for
                      the long term, they retain the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Funds may exceed 100%. Rates which exceed 100% are higher than those of other funds.
                      A 100% turnover rate occurs, for example, if all of a Fund's portfolio securities are replaced in one year.
                      High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance       The Funds are sold to the Insurance Companies in
restrictions          connection with Variable Contracts, and will seek to be
                      available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Funds, the Funds may be limited in their ability to engage in certain techniques and to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable
                      Contract owners residing in such states.



MANAGEMENT OF         The  Trust's business and affairs are managed under
THE TRUST             the direction of its Board of Trustees.  Quest, the
                      Funds'  investment adviser, is responsible for  the
Quest Advisory Corp. management of the Funds' portfolios, subject to the is responsible for authority of the Board of Trustees. Quest, which the management of was organized in 1967, is also the investment
the Fund's            adviser  to  The Royce Fund and to other investment
portfolios            and  non-investment  company accounts.  Charles  M.
                      Royce,  Quest's President, Chief Investment Officer
                      and   sole   voting  shareholder  since  1972,   is
                      primarily   responsible  for  supervising   Quest's
                      investment  management activities.   Mr.  Royce  is
                      assisted  by  Jack E. Fockler, Jr. and  W.  Whitney
                      George,  Vice  Presidents of Quest,  both  of  whom
                      participate    in    the   investment    management
                      activities, with their specific responsibilities varying from time to time.

                      As compensation for its services to the Funds, Quest is entitled to receive annual advisory fees of 1% of the average net assets of Royce Premier Portfolio and Royce Total Return Portfolio and 1.5% of the average net assets of Royce Micro-Cap Portfolio. These fees are payable monthly from the assets of the Funds involved.

                      Quest will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Quest. Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From time to time, Quest may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Quest will not increase the fees paid by the Funds or their shareholders.

GENERAL              Royce  Capital  Fund (the "Trust")  is  a  Delaware
INFORMATION           business  trust registered with the Securities  and
                      Exchange  Commission  as  a  diversified,  open-end
                      management  investment company.  The Trustees  have
                      the  authority  to  issue an  unlimited  number  of
                      shares  of beneficial interest, without shareholder
                      approval, and these shares may be divided  into  an
                      unlimited  number  of  series.   Shareholders   are
                      entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Quest and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

DIVIDENDS,            Each  of the Funds will pay dividends from its  net
DISTRIBUTIONS         investment income (if any) and distribute  its  net
AND TAXES             realized   capital  gains  annually  in   December.
                      Dividends and distributions will be automatically reinvested in additional shares of the Funds.

                      Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59.5.

                      The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.

NET ASSET VALUE       Fund  shares are purchased and redeemed at the  net
PER SHARE             asset  value  per  share next determined  after  an
                      order  is received by the Funds' transfer agent  or
Net asset value per   an  authorized  service agent  or  sub-agent.   Net
share (NAV) is        asset value per share is determined by dividing the
determined each day   total  value  of the Fund's investments  and  other
the New York Stock assets, less any liabilities, by the number of Exchange is open outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


SHAREHOLDER GUIDE     The  Trust  will  provide Insurance  Companies  and
                      Retirement  Plans with information  Monday  through
                      Friday,  except holidays, from 9:00  a.m.  to  5:00
                      p.m.  (Eastern  time).   For  information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and        Shares  of  the Funds will be sold on a  continuous
Redeeming Shares      basis  to  separate accounts of Insurance Companies
of the Funds          or  to  Retirement Plans.  Stock certificates  will
                      not  be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not  purchase
                      or  redeem shares of the Funds directly,  but  only
                      through   the   separate  accounts   of   Insurance
                      Companies  or  through qualified Retirement  Plans.
                      You should refer to the applicable Separate Account
                      Prospectus  or your Plan documents for  information
                      on  how  to purchase or surrender a contract,  make
                      partial  withdrawals of contract  values,  allocate
                      contract values to one or more of the Funds, change
                      existing allocations among investment alternatives,
                      including  the Funds, or select specific  Funds  as
                      investment options in a Retirement Plan.  No  sales
                      charge  is  imposed upon the purchase or redemption
                      of  shares  of  the Funds.  Sales charges  for  the
                      Variable   Contracts   or  Retirement   Plans   are
                      described   in   the   relevant  Separate   Account
                      Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.



Shareholder           Owners of Variable Contracts and Retirement Plans and
Communications        their administrators will receive annual and semi-
                      annual reports, including the financial statements of the Funds that they have authorized for investment.
                      Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.
                      The Trust's fiscal year ends December 31.


   Royce Capital Fund
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
                                                Royce Capital Fund

Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019
                                               Royce Premier Portfolio

Transfer Agent                                 Royce Total Return Portfolio
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012                                Royce Micro-Cap Portfolio
Kansas City, MO 64141-6012
1-800-841-1180


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


Officers
Charles  M.  Royce,  President   and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

                                                  Prospectus
                                           January 31, 1997

                       ROYCE CAPITAL FUND

              STATEMENT OF ADDITIONAL INFORMATION


         ROYCE CAPITAL FUND (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:
                         Royce Premier Portfolio
                    Royce Total Return Portfolio
                           Royce Micro-Cap Portfolio

      Shares of the Funds are offered to life insurance companies
("Insurance  Companies")  for  allocation  to  certain   separate
accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance
contracts  ("Variable  Contracts"),  and  may  also  be   offered
directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

       This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus dated January 31, 1997. To obtain an additional copy of the Prospectus, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.
                       Investment Adviser
                 Quest Advisory Corp. ("Quest")

Transfer Agent                                          Custodian
State Street Bank and Trust Company     State Street Bank and Trust Company
c/o National Financial Data Services

                           January 31, 1997

                       TABLE OF CONTENTS

     PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               3
     MANAGEMENT OF THE TRUST                               8
     PRINCIPAL HOLDERS OF SHARES                          10
     INVESTMENT ADVISORY SERVICES                         10
     CUSTODIAN                                            11
     INDEPENDENT ACCOUNTANTS                              12
     PORTFOLIO TRANSACTIONS                               12
     CODE OF ETHICS AND RELATED MATTERS                   13
     PRICING OF SHARES BEING OFFERED                      14
     REDEMPTIONS IN KIND                                  14
     TAXATION                                             14
     DESCRIPTION OF THE TRUST                             16
     PERFORMANCE DATA                                     18
     FINANCIAL STATEMENTS                                 23

              INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its assets in the securities of foreign issuers;

             7.Invest in restricted securities, unless such securities are issued by money market funds registered under the Investment Company Act of 1940, or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management; or

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts.

            No Fund may, as a matter of operating policy:

           1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities;

           2. Enter into repurchase agreements with any party other than the custodian of its assets; or

           3. Invest more than 5% of its total assets in warrants, rights and options.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds'Rights as Stockholders

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Quest or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Quest will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Quest and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

      The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Quest's judgment, the consideration to be earned from such loans would justify the risk.

      Quest understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk) debt securities, Quest's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Quest will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Quest's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      Each  Fund  may  invest up to 10%  of  its  assets  in  the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention.

There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Quest will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts ("ADRs") are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an
unsponsored   facility   without  participation   by   (or   even
necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

      The Funds may invest up to 5% of their assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the Standard & Poor's SmallCap 600 Stock Price Index, an unmanaged market-weighted index.

      Investing in warrants, rights and call options on a given security allow the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

                           *   *   *


      Quest believes that Royce Micro-Cap Portfolio is suitable for investment only by persons who can invest without concern for income, and that such Fund and Royce Premier Portfolio are suitable for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.

                    MANAGEMENT OF THE TRUST


      The following table sets forth certain information as to each Trustee and officer of the Trust:


                      Position Held
Name, Address and     with the Trust    Principal Occupations During
Age                                          Past 5 Years

Charles M. Royce*     Trustee,          President, Secretary, Treasurer,
(57)                  President         sole  director and  sole  voting
1414 Avenue of        and               shareholder  of  Quest  Advisory
the Americas          Treasurer         Corp.   ("Quest"),  the  Trust's
New York, NY 10019                      investment   adviser;   Trustee,
                                        President and Treasurer  of  The
                                        Royce  Fund ("TRF"), an open-end
                                        diversified management investment
                                        company of which Quest is the
                                        principal investment adviser;
                                        Director, President and Treasurer of
                                        Royce Value Trust, Inc. ("RVT"), and
                                        of Royce Micro-Cap Trust, Inc. ("OTCM")
                                        and Royce Global Trust, Inc. ("RGT")
                                        since September 1993 and October 1996,
                                        respectively, each a closed-end
                                        management investment company of
                                        which  Quest  is the  investment
                                        adviser (TRF, RVT, OTCM and  RGT
                                        collectively, "The Royce Funds");
                                        Secretary  and sole director and
                                        shareholder of Quest Distributors, Inc.
                                        ("QDI"), the distributor of TRF's
                                        shares; and managing general partner
                                        of Quest Management Company ("QMC"),
                                        a registered investment adviser, and
                                        its predecessor.

Richard M. Galkin     Trustee           Private  investor and  president
(58)                                    of Richard M. Galkin Associates,
5284 Boca Marina                        Inc., tele-communications
Circle South                            consultants.
Boca Raton, FL 33487

Stephen L. Isaacs     Trustee           President  of  The  Center   for
(57)                                    Health  and Social Policy  since
60 Haven Street,                        September  1996;  President   of
Fl. B-2                                 Stephen  L.  Isaacs  Associates,
New York, NY                            Consultants;  and  Director   of
10032                                   Columbia  University Development
                                        Law and  Policy  Program   and
                                        Professor at Columbia University
                                        until August 1996.

David L. Meister      Trustee           Consultant to the communications
(56)                                    industry  since  January   1993;
111 Marquez Place                       Executive  officer  of   Digital
Pacific                                 Planet  Inc. from April 1991  to
Palisades, CA                           December 1992.
90272

                      Position Held
Name, Address and     with the Trust    Principal Occupations During
Age                                          Past 5 Years

W. Whitney            Trustee           Vice President (since August
George*               and Vice          1993)  and  senior  analyst of
(38)                  President         Quest,  having been employed  by
1414 Avenue of the                      Quest  since October 1991;  Vice
   Americas                             President  of  The  Royce  Funds
New York, NY                            (other  than  RGT)  since  April
10019                                   1995  and  of RGT since  October
                                        1996; and general partner of QMC
                                        and its predecessor since
                                        January 1992.

John D. Diederich     Vice              Director  of Operations  of  TRF
(45)                  President         and RVT since April 1993 and  of
1414 Avenue of                          OTCM  since September 1993; Vice
the                                     President  of RGT since  October
   Americas                             1996; President  of  QDI  since
New York, NY                            November 1995; and President  of
10019                                   Fund/Plan  Services,  Inc.  from
                                        January 1988 to December 1992.

Jack E. Fockler,      Vice              Vice President  (since  August
Jr.* (38)             President         1993)  and  senior associate  of
1414 Avenue of                          Quest,  having been employed  by
the                                     Quest  since October 1989;  Vice
   Americas                             President  of  The  Royce  Funds
New York, NY                            (other  than  RGT)  since  April
10019                                   1995  and  of RGT since  October
                                        1996;  Vice  President  of   QDI
                                        since November 1995; and general
                                        partner of QMC since July 1993.

Daniel A.             Vice              Vice  President of  Quest  since
O'Byrne* (34)         President         May  1994, having been  employed
1414 Avenue of        and               by Quest since October 1986; and
the                   Assistant         Vice   President  of  The  Royce
   Americas           Secretary         Funds  (other  than  RGT)  since
New York, NY                            July   1994  and  of  RGT  since
10019                                   October 1996.


John E. Denneen*      Secretary         Associate  General  Counsel  and
(29)                                    Chief   Compliance  Officer   of
1414 Avenue of                          Quest  since May 1996; Secretary
the                                     of  The Royce Funds (other  than
  Americas                              RGT) since June 1996 and of  RGT
New York, NY                            since October 1996; and
10019                                   Associate  of  Seward  &  Kissel
                                        from September 1992 to May 1996.

________________________________
   *An "interested person" under Section 2(a)(19) of the 1940 Act.

      All of the Trust's Trustees except W. Whitney George are also trustees of TRF and directors of RVT, OTCM and RGT.

      The Board of Trustees has an Audit Committee, comprised of Richard M. Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

         For the year ended December 31, 1996, following Trustees received compensation from the Trust and the other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:

                           Aggregate Compensation     Total Compensation
Name                              from Trust          from The Royce Funds

Richard M. Galkin                   $-0-              $60,500
Stephen L. Isaacs                    -0-               60,500
David L. Meister                     -0-               60,500


   Each of the non-affiliated Trustees will receive a fee of $500 per year for serving on the Trust's Board of Trustees.


                  PRINCIPAL HOLDERS OF SHARES

   As of December 10, 1996, Quest Advisory Corp. Money Purchase Pension Plan owned of record 60,000 shares of the Trust, consisting of 20,000 shares of Royce Premier Portfolio, 20,000 shares of Royce Total Return Portfolio and 20,000 shares of Royce Micro-Cap Portfolio, representing 100% of the Trust's and each Portfolio's then outstanding shares. All of these shares were beneficially owned by Charles M. Royce.


                  INVESTMENT ADVISORY SERVICES

Services Provided by Quest

   As compensation for its services under its Investment Advisory
Agreement with the Trust, Quest is entitled to receive the following fees:

     Fund                 Percentage Per Annum of Fund's Average Net Assets

     Royce Premier Portfolio                      1.00%
     Royce Total Return Portfolio                 1.00%
     Royce Micro-Cap Portfolio                    1.50%

        Under   the  Investment  Advisory  Agreement,  Quest   (i)
determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the
Trust's   Board  of  Trustees;  (ii)  provides  each  Fund   with
investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full-time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

Portfolio Management

      The Funds' portfolios and the portfolios of Quest's other accounts are managed by Quest's senior investment staff, including Charles M. Royce, Quest's Chief Investment Officer, who is primarily responsible for supervising its investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, each of whom participate in such activities, with their specific responsibilities varying from time to time. In the event of any significant change in Quest's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.


      Certain  information concerning Messrs. Royce, Fockler  and
George is set forth above under "MANAGEMENT OF THE TRUST".


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.


      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts, 02109, are the independent accountants of the Trust. The balance sheets of the Funds included in the Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as set forth in their report with respect thereto and are included in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                     PORTFOLIO TRANSACTIONS

      Quest is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Quest to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Quest generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Quest determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Quest upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Quest's overall responsibilities with respect to its accounts.


      Quest is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Quest in servicing all of its accounts and those of QMC, and not all of such services may be used by Quest in connection with the Trust or any one of its Funds.

      Consistent with achieving the best price and execution, Quest may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with QDI.


      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Quest and QMC, securities of the same issuer are frequently purchased, held or sold by more than one Quest/QMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Quest/QMC account on the same trading day, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Quest/QMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Quest's and QMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Quest and QMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

               CODE OF ETHICS AND RELATED MATTERS

       Quest, QDI, QMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Quest, QDI and QMC ("Quest-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Quest or QMC account. Such persons are permitted to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or employer-sponsored automatic payroll deduction cash purchase plan or (ii) they first obtain permission to trade from Quest's Compliance Officer and an executive officer of Quest. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Quest's and QMC's clients include several private investment companies in which Quest or QMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Quest or QMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Quest's and QMC's allocation policies and procedures. See "Portfolio Transactions".

      As of September 30, 1996, Quest-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of

The Royce Funds having a total value of approximately $21.2 million, and Quest's and QMC's equity interests in such private investment companies totalled approximately $3.4 million.



                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net
Asset Value Per Share" in the Funds' Prospectus.


      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

      Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

      Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

      The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest
payments  equal  to  the  amount  included  in  income)  and   to
distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

      Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was established as a Delaware business trust, effective January 11, 1996. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

      The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

Shareholder Liability

      Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

Total Return Calculations

      Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Comparative Results

      The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's SmallCap 600 Stock Price Index (S&P 600) and the Russell 2000 Index (Russell 2000).

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance.
The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $780 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.

     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies.

      Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

         The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of
equity  funds.   The Lipper General Equity Funds  Average  is  an
average of the total returns of all equity funds (excluding international funds and funds that specialize in particular
industries  or  types of investments) tracked by Lipper.   As  of
December 31, 1996, the average included 221 capital appreciation funds, 758 growth funds, 186 mid-cap funds, 443 small company growth  funds,  583  growth and income funds, 180  equity  income
funds   and   56   S&P  500  index  objective   funds.    Capital
appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to
be   more  conservative  in  nature  and  usually  invest  in   a
combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 index objective funds seek to replicate the performance of the S&P 500.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.


The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of August 31, 1996, DFA contained approximately 2,880 stocks, with a median market capitalization of about $120 million.

      U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Quest may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The BARDS Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

         Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,833 equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was 0.71.

      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

Risk Measurements

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      Standard  Deviation.  The risk associated with  a  fund  or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

       Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.


      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

WP\L:\Common\Fran\SAI296.RCT


                  PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial statements included in Prospectus (Part A):
                         None

               The following financial statements were filed with Pre-Effective Amendment No. 2 to the Registrant's
          Registration Statement (No. 333-1073) and are incorporated by reference into the Statement of Additional Information (Part B):

                          Statement of Assets and Liabilities  of
               Royce Premier and Micro-Cap Portfolios at July 26,
               1996; and

                           Notes  to  Statement  of  Assets   and
               Liabilities -- Report of Independent Accountants dated July 26, 1996.

                Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     (b)  Exhibits:

              The  exhibits  required by Items (1) through  (9),(a),
(b), (10) and (12) through (16), to the extent applicable to  the
Registrant,  have  been  filed  with  the  Registrant's   initial
Registration Statement and Pre-Effective Amendments Nos. 1, 2 and
3 (No. 333-1073) and are incorporated by reference herein.

                      (1) Amendment  to  Trust  Instrument  and
                          Certificate of Trust.

                     (11) Consent of the Registrant's independent
                          public accountants.


Item 25.  Persons  Controlled  by or Under  Common  Control  With
          Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

             As of January 31, 1997, the number of record holders of shares of each Fund of the Registrant was as follows:

    Title of Fund                        Number of Record Holders

    Royce Premier Portfolio                        1
    Royce Total Return Portfolio                   1
    Royce Micro-Cap Portfolio                      1



Item 27.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

       Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

                (i)   every person who is, or has been, a Trustee
          or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

                (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

                (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

       Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series."

           (b) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Quest Advisory Corp. provides as follows:

                "8.  Protection of the Adviser.  The Adviser
     shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the per formance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                Determinations of whether and the extent  to
     which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other pro ceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Adviser

           Reference is made to the filings on Schedule D to the Application on Form ADV, as amended, of Quest Advisory Corp. for
Registration as Investment Adviser under the Investment  Advisers
Act of 1940.

Item 29.  Principal Underwriters

            Inapplicable.   The  Registrant  does  not  have  any
principal underwriters.

Item 30.  Location of Accounts and Records

              The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company
Act of 1940, are maintained at the following locations:
                         Royce Capital Fund
                         1414 Avenue of the Americas
                         10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101

Item 31.  Management Services

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), will provide certain management-related services to the Registrant pursuant to a Custodian Contract between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, will contract with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and will assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services will be rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Item 32.  Undertakings

           The Registrant hereby undertakes to file a Post-Effective Amendment for Royce Premier, Royce Total Return and Royce Micro-Cap Portfolios, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.


           The  Registrant hereby undertakes to  call  a  special
meeting   of  its  shareholders  upon  the  written  request   of
shareholders owning at least 10% of the outstanding shares of the

Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of February, 1997.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph
(b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                           ROYCE CAPITAL FUND


                                   By:  S/CHARLES M. ROYCE
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                       DATE

S/CHARLES M. ROYCE          President, Treasurer and    February 4,
Charles M. Royce            Trustee                      1997
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

S/RICHARD M. GALKIN         Trustee                     February 4,
Richard M. Galkin                                        1997

S/W. WHITNEY GEORGE         Trustee                     February 4,
W. Whitney George                                        1997

S/STEPHEN L. ISAACS         Trustee                     February 4,
Stephen L. Isaacs                                        1997

S/DAVID L. MEISTER          Trustee                     February 4,
David L. Meister                                         1997


                                  NOTICE

        A copy of the Declaration of Trust of Royce Capital Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                           ROYCE CAPITAL FUND

                        TRUST INSTRUMENT

                     (Amended and Restated)


   This Amended and Restated TRUST INSTRUMENT is dated as of January 29, 1997, by the Trustees, to establish a business trust for the
investment   and   reinvestment  of  funds  and  other   property
contributed to the Trust by investors. The Trustees declare that all money and property contributed to the Trust shall be held and managed in trust pursuant to this Trust Instrument. The name of the Trust created by this Trust Instrument is Royce Capital Fund.


                             ARTICLE I

                           DEFINITIONS

     Unless otherwise provided or required by the context:

     (a) "By-laws" means the By-laws of the Trust adopted by the Trustees, as amended from time to time;

     (b) "Class" means the class of Shares of the Trust or of a Series established pursuant to Article IV;

     (c)        "Commission," "Interested Person," and "Principal
Underwriter" have the meanings provided in the 1940 Act;

     (d)       "Covered Person" means a person so defined in Article
IX, Section 2;

     (e)       "Delaware Act" means Chapter 38 of Title 12 of the
Delaware Code entitled "Treatment of Delaware Business Trusts," as amended from time to time;

     (f) "Majority Shareholder Vote" means "the vote of a majority of the outstanding voting securities" as defined in the 1940 Act;

     (g) "Net Asset Value" means the net asset value of the Trust or of each Series of the Trust, determined as provided in
Article V, Section 3;

     (h) "Outstanding Shares" means Shares shown in the books of the Trust or its transfer agent as then issued and outstanding, but does not include Shares which have been redeemed by the Trust or which have been repurchased by the Trust and are held in its treasury;

     (i) "Series" means a series of Shares established pursuant to Article IV;

     (j)        "Shareholder" means a record owner of outstanding
Shares;

     (k) "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of the Trust, each Series or Class is divided from time to time
(including whole Shares and fractions of Shares);

        (l) "Trust" means Royce Capital Fund established hereby, and reference to the Trust, when applicable to one or more
Series, refers to that Series;

     (m)       "Trustees" means the persons who have signed this Trust
Instrument,  so  long  as  they  shall  continue  in  office   in
accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with Article II, in all cases in their capacities as Trustees hereunder;

     (n) "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the Trust or any Series or the Trustees on behalf of the Trust or any Series;

     (o)       The "1940 Act" means the Investment Company Act of
1940, as amended from time to time.


                             ARTICLE II

                          THE TRUSTEES

Section 1. Management of the Trust. The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and  they  shall have all powers necessary or desirable to  carry
out   that   responsibility.   The  Trustees  may   execute   all
instruments and take all action they deem necessary or desirable to promote the interests of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.

Section 2. Initial Trustees; Election and Number of Trustees. The initial Trustees shall be the persons initially signing this Trust Instrument. The number of Trustees (other than the initial Trustees) shall be fixed from time to time by a majority of the Trustees; provided that there shall be at least two (2) Trustees. The Shareholders shall elect the Trustees (other than the initial Trustees) on such dates as the Trustees may fix from time to time.

Section 3. Term of Office of Trustees. Each Trustee shall hold office for life or until his successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon such delivery or a later date specified therein; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, or who has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and (d) any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the Outstanding Shares.

Section 4. Vacancies; Appointment of Trustees. Whenever a vacancy shall exist in the Board of Trustees, regardless of the reason for such vacancy, the remaining Trustees shall appoint any person as they determine in their sole discretion to fill that vacancy,
consistent  with  the  limitations  under  the  1940  Act.   Such
appointment shall be made by a written instrument signed by a majority of the remaining Trustees or by a resolution of the remaining Trustees, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. The remaining Trustees may appoint a new Trustee as provided above in anticipation of a vacancy expected to occur because of the retirement, resignation or removal of a Trustee or an increase in number of Trustees, provided that such appointment shall become effective only at or after the expected vacancy occurs. As soon as any such Trustee has accepted his appointment in writing, the trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a Trustee hereunder. The power of appointment is subject to Section 16(a) of the 1940 Act.

Section 5. Temporary Vacancy or Absence. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, or while any Trustee is absent from his domicile (unless that Trustee has made arrangements to be informed about, and to participate in, the affairs of the Trust during such absence), or is physically or mentally incapacitated, the remaining Trustees shall have all the powers hereunder and their certificate as to
such  vacancy,  absence or incapacity shall be  conclusive.   Any
Trustee may, by power of attorney, delegate his powers as Trustee for a period not exceeding six (6) months at any one time to any other Trustee or Trustees.

Section 6. Chairman. The Trustees may appoint one of their number to be Chairman of the Board of Trustees. The Chairman or, if there is no Chairman, the President of the Trust shall preside at all meetings of the Trustees, shall be responsible for the execution of policies established by the Trustees and the administration of the Trust, and may be the chief executive, financial and/or accounting officer of the Trust.

Section 7. Action by the Trustees. The Trustees shall act by majority vote at a meeting duly called (including at a tele-phonic meeting, unless the 1940 Act requires that a particular action be taken only at a meeting of Trustees in person) at which a quorum is present or by written consent of a majority of Trustees (or such greater number as may be required by applicable law) without a meeting. A majority of the Trustees shall constitute a quorum at any meeting. Meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees, if any, by the President of the Trust or by any two Trustees. Notice of the time, date and place of all Trustees' meetings shall be given to each Trustee by telephone, facsimile or other electronic mechanism sent to his home or business address at least forty eight hours in advance of the meeting or by written notice mailed to his home or business address at least four days in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who signs a waiver of notice either before or after the meeting. Subject to the requirements of the 1940 Act, the Trustees by majority vote may delegate to any Trustee or Trustees authority to approve particular matters or take particular actions on behalf of the Trust. Any written consent or waiver may be provided and delivered to the Trust by facsimile or other similar electronic mechanism.

Section 8. Ownership of Trust Property. The Trust Property of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. All of the Trust Property and legal title thereto shall at all times be considered as vested in the Trustees on behalf of the Trust, except that legal title to any Trust Property may be held by or in the name of the Trust or in the name of any person designated by the Trustees as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, as provided in Article IV, a proportionate undivided beneficial interest in the Trust or Series represented by Shares.

Section 9. Effect of Trustees Not Serving. The death, resignation, retirement, removal, incapacity, inability or refusal to serve of the Trustees, or any one of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Trust Instrument.

Section 10. Trustees,  etc.  as Shareholders.   Subject  to  any
restrictions in the By-laws, any Trustee, officer, agent or independent contractor of the Trust may acquire, own and dispose of Shares to the same extent as any other Shareholder; the Trustees may issue and sell Shares to and buy Shares from any such person or any firm or company in which such person is interested, subject only to any general limitations herein.


                             ARTICLE III

                     POWERS OF THE TRUSTEES

Section 1. Powers.   The  Trustees in all  instances  shall  act  as
principals,  free  of  the  control  of  the  Shareholders.   The
Trustees  shall have full power and authority to take or  refrain
from  taking  any  action  and  to  execute  any  contracts   and
instruments that they may consider necessary or desirable in the management of the Trust. The Trustees shall not in any way be bound or limited by current or future laws or customs applicable to trust investments, but shall have full power and authority to make any investments which they, in their sole discretion, deem proper to accomplish the purposes of the Trust. The Trustees may exercise all of their powers without recourse to any court or other authority. Subject to any applicable limitation herein or in the By-laws or resolutions of the Trustees, the Trustees shall have power and authority, without limitation:

     (a) To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any current or future law or custom concerning investments by trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the Trust Property; to invest in obligations and securities of any kind, and without regard to whether they may mature before the possible termination of the Trust; and without limitation to invest all or any part of its cash and other property in securities issued by a registered investment company or series thereof, subject to the provisions of the 1940 Act;

     (b) To operate as and carry on the business of a registered investment company, and exercise all the powers necessary and proper to conduct such a business;

     (c)        To adopt By-laws not inconsistent with this Trust
Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent such right is not expressly reserved to the Shareholders;

     (d) To elect and remove such officers and appoint and terminate such agents as they deem appropriate;

     (e) To employ as custodian of any assets of the Trust, subject to any provisions herein or in the By-laws, one or more banks, trust companies or companies that are members of a national securities exchange, or other entities permitted by the Commission to serve as such;

     (f) To retain one or more transfer agents and Shareholder servicing agents, or both;

     (g) To provide for the distribution of Shares either through a Principal Underwriter as provided herein or by the Trust itself, or both, or pursuant to a distribution plan of any kind;

     (h) To set record dates in the manner provided for herein or in the By-laws;

     (i) To delegate such authority as they consider desirable to any officers of the Trust and to any agent, independent
contractor,    manager,   investment   adviser,   custodian    or
underwriter;

     (j) To sell or exchange any or all of the assets of the Trust, subject to Article X, Section 4;

     (k) To vote or give assent, or exercise any rights of ownership, with respect to other securities or property; and to execute and deliver powers of attorney delegating such power to other persons;

     (l) To exercise powers and rights of subscription or other-wise which in any manner arise out of ownership of securities;

     (m)       To hold any security or other property (i) in a form
not   indicating  any  trust,  whether  in  bearer,  book  entry, unregistered or other negotiable form, or (ii) either in the Trust's or Trustees' own name or in the name of a custodian or a nominee or nominees, subject to safeguards according to the usual practice of business trusts or investment companies;

     (n) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article IV;

     (o) To the full extent permitted by Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and liabilities and expenses to a particular Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article IV, Section 4;

     (p) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or other entity whose securities are held by the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or other entity; and to pay calls or subscriptions with respect to any security held in the Trust;

     (q) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

     (r) To make distributions of income and of capital gains to Shareholders in the manner hereinafter provided for;

     (s)       To borrow money;

     (t) To establish, from time to time, a minimum total investment for Shareholders, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholders;

     (u) To establish committees for such purposes, with such membership, and with such responsibilities as the Trustees may consider proper, including a committee consisting of fewer than all of the Trustees then in office, which may act for and bind the Trustees and the Trust with respect to the institution, prosecution, dismissal, settlement, review or investigation of any legal action, suit or proceeding, pending or threatened;

     (v) To issue, sell, repurchase, redeem, cancel, retire, acquire, hold, resell, reissue, dispose of and otherwise deal in Shares; to establish terms and conditions regarding the issuance,
sale,    repurchase,   redemption,   cancellation,    retirement,
acquisition, holding, resale, reissuance, disposition of or dealing in Shares; and, subject to Articles IV and V, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust or of the particular Series with respect to which such Shares are issued; and

     (w) To carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary or desirable to accomplish any purpose or to further any of the foregoing powers and to take every other action incidental to the foregoing business or purposes, objects or powers.

      The clauses above shall be construed as objects and powers, and the enumeration of specific powers shall not limit in any way the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity. No one dealing with the

Trustees  shall  be  under any obligation  to  make  any  inquiry concerning  the  authority of the Trustees,  or  to  see  to  the application of any payments made or property transferred to the Trustees or upon their order. In construing this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees.

Section 2. Certain Transactions. Except as prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any entity of which any such Trustee or officer is a member acting as principal, or
have   any   such   dealings   with   any   investment   adviser,
administrator, distributor or transfer agent for the Trust or with any interested person of such person. The Trust may employ any such person or entity in which such person is an interested
person,   as   broker,   legal   counsel,   investment   adviser,
administrator, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.


                               ARTICLE IV

                     SERIES; CLASSES; SHARES

Section 1. Establishment of Series or Class. The Trust may consist of one or more Series, and the Trustees may hereafter establish the assets, liabilities, operations and Shares of the Trust as then constituted as the initial Series. Such Series and each additional Series shall be established by the adoption of a resolution of the Trustees and without Shareholder approval. The Trustees may designate the relative rights and preferences of the Shares of each Series and may divide the Shares of the Trust and/or of any Series into Classes. In such case, each Class of the Trust and/or of a Series shall represent interests in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only
that  Class.   The  Trust  shall maintain separate  and  distinct
records for each Series and hold and account for the assets thereof separately from the other assets of the Trust or of any other Series. A Series may issue any number of Shares and need
not  issue  Shares.   Each Share of a Series shall  represent  an
equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to received his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be
paid  solely  out of the funds and property of such Series.   The
Trustees may change the name of the Trust or of any Series or Class.

Section 2. Shares. The beneficial interest in the Trust may be divided into Shares of one or more separate and distinct Series or Classes established by the Trustees. The number of Shares of the Trust and of each Series and Class shall be unlimited, and each Share shall have a par value of $0.001 per Share. All Shares issued hereunder shall be fully paid and non-assessable. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust. The Trustees shall have full power and authority, in their sole discretion and without obtaining Shareholder approval: to issue original or additional Shares at such times and on such terms and conditions as they deem appropriate; to issue fractional Shares and Shares held in the treasury; to establish and to change in any manner Shares of the Trust or of any Series or Classes with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine (but the Trustees may not change Outstanding Shares in a manner materially adverse to the Shareholders of such Shares); to divide or combine the Shares of the Trust or of any Series or Classes into a greater or lesser number; to classify or reclassify any unissued Shares of the Trust or of any Series or Classes into one or more Series or Classes of Shares; to abolish any one or more Series or Classes of Shares; to issue Shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; and to take such other action with respect to the Shares as the Trustees may deem desirable. Shares held in the treasury shall not confer any voting rights on the Trustees and shall not be entitled to any dividends or other distributions declared with respect to the Shares.

Section 3. Investment in the Trust. The Trustees shall accept investments in the Trust or in any Series from such persons and on such terms as they may from time to time authorize. At the Trustees' discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the Trust or that Series is authorized to invest, valued as provided in
Article V, Section 3. Investments in the Trust or in a Series shall be credited to each Shareholder's account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their sole discretion, (a) impose a sales charge upon investments in the Trust or in any Series or Class, (b) issue fractional Shares or (c) determine the Net Asset Value per Share of the initial capital contribution. The Trustees shall have the right to refuse to accept investments in the Trust or in any Series or Class at any time without any cause or reason therefor whatsoever.

Section 4. Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be), shall be held and accounted for separately from the other assets of the Trust and every other Series and are referred to as "assets belonging to" that Series. The assets belonging to a Series shall belong only to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. Any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series, shall be allocated by the Trustees between and among one or more Series as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, earnings, income, profits or funds, or payments and proceeds thereof, shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the Shareholders of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees between or among any one or more of the Series or Classes in such manner as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

      Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt with respect to that Series. No Shareholder or former Shareholder of the Trust or of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

Section 5. Ownership and Transfer of Shares. The Trust shall maintain a register containing the names and addresses of the Shareholders of the Trust or of each Series and Class thereof, the number of Shares of the Trust or of each Series and Class held by such Shareholders and a record of all Share transfers. The register shall be conclusive as to the identity of Shareholders of record and the number of Shares held by them from time to time. The Trustees may authorize the issuance of certificates representing Shares and adopt rules governing their use. The Trustees may make rules governing the transfer of Shares, whether or not represented by certificates.

Section 6. Status of Shares: Limitation of Shareholder Liability. Shares shall be deemed to be personal property giving Shareholders only the rights provided in this Trust Instrument. Every Shareholder, by virtue of having acquired a Share, shall be held expressly to have assented to and agreed to be bound by the terms of this Trust Instrument and to have become a party hereto. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees shall have any power to bind any Shareholder personally or to demand payment from any
Shareholder for anything, other than as agreed by the Shareholder. Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such Series; however, the omission of such statement shall not operate to bind or create personal liability for any Shareholder or Trustee.


                             ARTICLE V

                         DISTRIBUTIONS REDEMPTIONS

Section 1. Distributions. The Trustees may declare and pay dividends and other distributions, including dividends on Shares of a
particular  Series  and  other  distributions  from  the   assets
belonging to that Series. The amount and payment of dividends or distributions and their form, whether they are in cash, Shares or other Trust Property, shall be determined by the Trustees. Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees
determine.   All dividends and other distributions on  Shares  of
the Trust or of a particular Series shall be distributed pro rata to the Shareholders of the Trust or of that Series in proportion to the number of Shares of the Trust or of that Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately reflect expenses allocated to a particular Class of the Trust or of such Series.
The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or similar plans as the Trustees deem appropriate.

Section 2. Redemptions. Each Shareholder of the Trust or of a Series shall have the right at such times as may be permitted by the Trustees to require the Trust or Series to redeem all or any part of his Shares at a redemption price per Share equal to the Net Asset Value per Share at such time as the Trustees shall have prescribed by resolution. In the absence of such resolution, the redemption price per Share shall be the Net Asset Value next determined after receipt by the Trust or Series of a request for redemption in proper form less such charges as are determined by the  Trustees and described in the Trust's Registration Statement for  the  Trust or that Series under the Securities Act of  1933.
The Trustees may specify conditions, prices and places of redemption, and may specify binding requirements for the proper
form  or  forms  of  requests  for redemption.   Payment  of  the
redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such
determination  of  Net  Asset Value or  may  be  in  cash.   Upon
redemption,  Shares  may  be reissued from  time  to  time.   The
Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees, including the failure of a
Shareholder  to  supply  a  personal  identification  number   if
required to do so, or to have the minimum investment required, or to pay when due for the purchase of Shares issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any  redemption of Shares required by them for payment of amounts due  and  owing  by a Shareholder to the Trust or any  Series  or
Class.   Notwithstanding the foregoing, the Trustees may postpone
payment of the redemption price and may suspend the right of the Shareholders to require the Trust or any Series or Class to redeem Shares during any period of time when and to the extent permissible under the 1940 Act.

Section 3. Determination of Net Asset Value. The Trustees shall cause the Net Asset Value of Shares of the Trust or each Series or Class to be determined from time to time in a manner consistent with applicable laws and regulations. The Trustees may delegate the power and duty to determine Net Asset Value per Share to one or more Trustees or officers of the Trust or to a custodian, depository or other agent appointed for such purpose. The Net Asset Value of Shares shall be determined separately for each Series or Class at such times as may be prescribed by the

Trustees or, in the absence of action by the Trustees, as of the close of regular trading on the New York Stock Exchange on each day for all or part of which such Exchange is open for unrestricted trading.

Section 4. Suspension of Right of Redemption.  If, as referred to in
Section 2 of this Article, the Trustees postpone payment of the redemption price and suspend the right of Shareholders to redeem their Shares, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension. Thereafter Shareholders shall have no right of redemption or payment until the Trustees declare the end of the suspension. If the right of redemption is suspended, a Shareholder may either withdraw his request for redemption or receive payment based on
the   Net  Asset  Value  per  Share  next  determined  after  the suspension terminates.

Section 5. Redemptions Necessary for Qualification as Regulated Investment Company. If the Trustees shall determine that direct or indirect ownership of Shares of the Trust or of any Series has or may become concentrated in any person to an extent which would disqualify the Trust or any Series as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power (but not the obligation) by lot or other means they deem equitable to (a) call for redemption by any such person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification and (b) refuse to transfer or issue Shares to any person whose acquisition of Shares in question would, in the Trustees' judgment, result in such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article. Shareholders shall upon demand disclose to the Trustees in writing such information concerning direct and indirect ownership of Shares as the Trustees deem necessary to comply with the requirements of the Internal Revenue Code or any other taxing authority.


                             ARTICLE VI

                      SHAREHOLDERS' VOTING  POWERS AND MEETINGS

Section 1. Voting Powers. The Shareholders shall have power to vote only with respect to (a) the election of Trustees as provided in
Section 2 of this Article; (b) the removal of Trustees as provided in Article II, Section 3(d); (c) any investment advisory or management contract as provided in Article VII, Section I; (d) any termination of the Trust as provided in Article X, Section 4;
(e) the amendment of this Trust Instrument to the extent and as provided in Article X, Section 8; and (f) such additional matters relating to the Trust as may be required by law, this Trust Instrument, the By-laws or any registration of the Trust with the Commission or any State, or as the Trustees may consider desirable.

      On any matter submitted to a vote of the Shareholders, if the Trust has more than one Series or more than one Class of Shares, all Shares shall be voted by individual Series or Class, except (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class, and (b) when the Trustees have determined that the matter affects the interests of more than one Series or Class, then the Shareholders of all such Series or Classes shall be entitled to vote thereon. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws. The By-laws may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of the Trust or of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Until Shares of the Trust or of a Series are issued, as to the Trust or that Series the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Trust Instrument or the By-laws.

Section 2. Meetings of Shareholders. The first Shareholders' meeting shall be held to elect Trustees at such time and place as the Trustees designate. Special meetings of the Shareholders of the Trust or of any Series or Class may be called by the Trustees and shall be called by the Trustees upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of the Trust or of such Series or Class entitled to vote. Shareholders shall be entitled to at least ten days' notice of any meeting, given as determined by the Trustees.

Section 3. Quorum; Required Vote. One-third of the Outstanding Shares of each Series or Class, or one-third of the Outstanding Shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders' meeting with respect to such Series or Class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Any adjourned session of a
Shareholders' meeting may be held within a reasonable time without further notice. Except when a larger vote is required by law, this Trust Instrument or the By-laws, a Majority Shareholder Vote voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust and a plurality of the Outstanding Shares so voted shall elect a Trustee; provided that if this Trust Instrument or applicable law permits or requires that Shares be voted on any matter by individual Series or Classes, then a majority of the Outstanding Shares of that Series or Class (or, if permitted or required by law, a Majority Shareholder Vote of that Series or Class) voted in person or by proxy on the matter shall decide that matter insofar as that Series or Class is concerned. Shareholders may act as to the Trust or any Series or Class by the written consent of a majority (or such greater amount as may be required by applicable law) of the Outstanding Shares of the Trust or of such Series or Class, as the case may be.


                            ARTICLE VII

                   CONTRACTS WITH SERVICE PROVIDERS

Section 1. Investment Adviser. Subject to a Majority Shareholder Vote, the Trustees may enter into one or more investment advisory contracts on behalf of the Trust or any Series, providing for investment advisory services, statistical and research facilities and services and other facilities and services to be furnished to the Trust or Series on terms and conditions acceptable to the Trustees. Any such contract may provide for the investment adviser to effect purchases, sales or exchanges of portfolio securities or other Trust Property on behalf of the Trustees or the Trust or may authorize any officer or agent of the Trust to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser. The Trustees may authorize the investment adviser to employ one or more sub-advisers.

Section 2. Principal Underwriter. The Trustees may enter into contracts on behalf of the Trust or any Series or Class, providing for the distribution and sale of Shares by the other party, either directly or as sales agent, on terms and conditions acceptable to the Trustees. The Trustees may adopt a plan or plans of distribution with respect to Shares of the Trust or of any Series or Class and enter into any related agreements, whereby the Trust or the Series or Class finances directly or indirectly any activity that is primarily intended to result in sales of its Shares, subject to the requirements of Section 12 of the 1940 Act, Rule 12b-1 thereunder and other applicable rules and regulations.

Section 3. Transfer Agency Shareholder Services and Administration Agreements. The Trustees, on behalf of the Trust or any Series or Class, may enter into transfer agency agreements, Shareholder service agreements and administration and management agreements with any party or parties on terms and conditions acceptable to the Trustees.

Section 4. Custodian. The Trustees shall at all times place and maintain the securities and similar investments of the Trust and of each Series in custody meeting the requirements of Section 17(f) of the 1940 Act and the rules thereunder. The Trustees, on behalf of the Trust or any Series, may enter into an agreement with a custodian on terms and conditions acceptable to the Trustees, providing for the custodian, among other things, to (a) hold the securities owned by the Trust or any Series and deliver the same upon written order or oral order confirmed in writing,
(b) to receive and receipt for any moneys due to the Trust or any Series and deposit the same in its own banking department or elsewhere, (c) to disburse such funds upon orders or vouchers and
(d) to employ one or more sub-custodians.

Section 5. Parties to Contracts with Service Providers. The Trustees may enter into any contract referred to in this Article with any entity, although one more of the Trustees or officers of the Trust may be an officer, director, trustee, partner, shareholder or  member  of  such  entity,  and  no  such  contract  shall  be
invalidated  or  rendered  void  or  voidable  because  of   such
relationship. No person having such a relationship shall be (a) disqualified from voting on or executing a contract in his capacity as an officer of the Trust, Trustee and/or Shareholder,
(b) liable merely by reason of such relationship for any loss or expense to the Trust with respect to such a contract or (c) except to the extent required by the 1940 Act or any other applicable law, accountable for any profit realized directly or
indirectly  therefrom;  provided  that  the  contract   was   not
inconsistent with this Trust Instrument or the By-laws.

     Any contract referred to in Sections 1 and 2 of this Article shall be consistent with and subject to the applicable requirements of Section 15 of the 1940 Act and the rules thereunder with respect to its continuance in effect, its termination and the method of authorization and approval of such contract or renewal. No amendment to a contract referred to in
Section 1 of this Article shall be effective unless assented to in a manner consistent with the requirements of Section 15 of the 1940 Act and the rules thereunder.


                             ARTICLE VIII

                       EXPENSES OF THE TRUST AND SERIES

      Subject to Article IV, Section 4, the Trust or a particular Series shall pay, or shall reimburse the Trustees from the assets of the Trust or the assets of the particular Series, for their operating and other costs and expenses, including, but not limited to, interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of

Shares; certain insurance premiums; applicable fees, interest charges and expenses of third parties, including the Trust's investment advisers, managers, administrators, distributors, custodians, transfer agents and accountants; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and its Series and maintaining their existence; costs of preparing and printing the prospectuses of the Trust and each Series, statements of additional information and Shareholder reports and delivering them to Shareholders; expenses of meetings of Shareholders and proxy solicitations therefor; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees and costs of other personnel performing services for the Trust or any Series; costs of the Trust's office space and facilities; costs of Trustee meetings; Commission registration fees and related expenses; state or foreign securities laws registration fees and related expenses; and for such nonrecurring items as may arise, including litigation to which the Trust or a Series (or a Trustee or officer of the Trust acting as such) is a party, and for all losses and liabilities incurred by them in administering the Trust. The Trustees shall have a lien on the assets of the Trust or belonging to the appropriate Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto, for the reimbursement to them of such costs, expenses, losses and liabilities.


                          ARTICLE IX

              LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

          (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and
shall   inure  to  the  benefit  of  the  heirs,  executors   and
administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified
against  all  loss and expense arising from such liability.   The
Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series.

                                 ARTICLE X

                               MISCELLANEOUS

Section 1. Trust Not a Partnership. This Trust Instrument creates a trust and not a partnership. No Trustee shall have any power to bind personally either the Trust's Trustees or officers or any Shareholder.

Section 2. Trustee Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder in good faith shall be binding upon everyone interested. Subject to the provisions of Article IX, the Trustees shall not be liable for negligent acts or omissions, errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument, and, subject to the provisions of Article IX, shall not be liable for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.


Section 3. Record Dates. The Trustees may fix in advance a date up to ninety (90) days before the date of any Shareholders' meeting,
or   the  date  for  the  payment  of  any  dividends  or   other
distributions, or the date for the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights or to exercise such rights in respect of any such change, conversion or exchange of Shares.

Section 4. Termination of the Trust. (a) This Trust shall have perpetual existence. Subject to a Majority Shareholder Vote of the Trust or of each Series to be affected, the Trustees may

          (i) sell and convey all or substantially all of the assets of the Trust or any affected Series to another Series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series, and which may include shares of or interests in such Series, entity or series thereof; or

          (ii) at any time sell and convert into money all or substantially all of the assets of the Trust or any affected Series.

Upon making reasonable provision for the payment of all known liabilities of the Trust or any affected Series in either (i) or
(ii) by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust or any affected Series; provided, however, that the payment to any particular Class of such Series may be reduced by any fees, expenses or charges allocated to that Class.

     (b) The Trustees may take any of the actions specified in subsection (a)(i) and (ii) above without obtaining a Majority Shareholder Vote of the Trust or any Series if a majority of the Trustees determines that the continuation of the Trust or Series is not in the best interests of the Trust, such Series or their respective Shareholders as a result of factors or events adversely affecting the ability of the Trust or such Series to conduct its business and operations in an economically viable manner. Such factors and events may include the inability of the Trust or a Series to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust or the Series or affecting assets of the type in which the Trust or Series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust or such Series.

     (c) Upon completion of the distribution of the remaining proceeds or assets pursuant to subsection (a) the Trust or affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder with respect thereto and the right, title and interest of all Parties therein shall be cancelled and discharged. Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

Section 5. Reorganization. Notwithstanding anything else herein, to change the Trust's form of organization the Trustees may, without Shareholder approval, (a) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (b) cause the Trust to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

     Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, an agreement of merger or consolidation approved by the Trustees in accordance with this
Section 5 may effect any amendment to this Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.

Section 6. Trust Instrument. The original or a copy of this Trust Instrument and of each amendment hereto or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by a Trustee or an officer of the Trust as to the authenticity of the Trust Instrument or any such amendments or supplements and as to any
matters  in  connection  with the Trust.   The  masculine  gender
herein  shall include the feminine and neuter genders.   Headings
herein are for convenience only and shall not affect the construction of this Trust Instrument. This Trust Instrument may be executed in any number of counterparts, each of which shall be deemed an original.

Section 7. Applicable Law. This Trust Instrument and the Trust created hereunder are governed by and shall be construed and administered according to the Delaware Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts, including, without limitation, provisions which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust,
(iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal,
(vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, whether or not such provisions are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a Delaware business trust, and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

Section 8. Amendments. The Trustees may, without any Shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto or an amended and restated trust instrument; provided that Shareholders shall have the right to vote on any amendment (a) which would materially and adversely affect the voting rights of Shareholders granted in Article VI, Section 1, (b) to this Section 8, (c) required to be approved by Shareholders by law or by the Trust's registration statement(s) filed with the Commission and (d) submitted to them by the Trustees in their discretion. Any amendment submitted to Shareholders which the Trustees determine would materially and adversely affect the Shareholders of any Series shall be authorized by vote of the Shareholders of such Series and no vote shall be required of Shareholders of a Series not so affected. Notwithstanding anything else herein, any amendment to Article IX which would have the effect of reducing the indemnification and other rights provided thereby to
Trustees, officers, employees and agents of the Trust or to Shareholders or former Shareholders, and any repeal or amendment of this sentence, shall each require the affirmative vote of the holders of two-thirds of the Outstanding Shares of the Trust entitled to vote thereon.

Section 9. Fiscal Year. The fiscal year of the Trust shall end on a specified date as set forth in the By-Laws. The Trustees may change the fiscal year of the Trust without Shareholder approval.

Section 10. Severability.  The provisions of this Trust Instrument are
severable.   If  the  Trustees  determine,  with  the  advice  of
counsel,  that any provision hereof conflicts with the 1940  Act, the regulated investment company provisions of the
Internal   Revenue  Code  or  with  other  applicable  laws   and
regulations, the conflicting provision shall be deemed  never  to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid
or   improper  any  action  taken  or  omitted  prior   to   such
determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Trust Instrument.

      IN WITNESS WHEREOF, the undersigned, being the Trustees, have executed this Trust Instrument as of the date first above written.

                                   S/CHARLES M. ROYCE
                                   Charles M. Royce, as
                                   Trustee and not individually


                                   S/W. WHITNEY GEORGE
                                   W. Whitney George,
                                   as Trustee and not individually


                                  Address:  1414 Avenue of the
                                  Americas New York, New York 10019

STATE OF NEW YORK )
                       ) ss.:
COUNTY OF NEW YORK)

      Before me this 29th day of January, 1997, personally appeared the above-named Charles M. Royce and W. Whitney George, known to me to be the persons who executed the foregoing instrument and who acknowledged that they executed the same.


                                   ______________________________
                                   Notary Public

     My Commission expires _____________________.

                  CERTIFICATE OF AMENDMENT
                             TO
                    CERTIFICATE OF TRUST
                             OF
                     ROYCE CAPITAL TRUST


     This Certificate of Amendment to Certificate of Trust
(the "Certificate") is filed in accordance with the provisions of the Delaware Business Trust Act (12 Del. Code
Ann. Tit. 12 Section 3801, et seq.) and sets forth the following:

     1.   The name of the trust is Royce Capital Trust (the
"Trust").

     2. The Certificate of Trust is hereby amended to reflect a change of name of the Trust to Royce Capital Fund.

     3.   This Certificate is effective upon filing.

     IN WITNESS WHEREOF, the undersigned, being a trustee of the Trust, has executed this Certificate on this 29th day of January, 1997.




                                   S/CHARLES M. ROYCE
                                   Charles M. Royce,
                                   as Trustee and not individually


                       ACKNOWLEDGMENT


     Before me this 29th day of January, 1997, personally appeared the above-named Charles M. Royce, known to me to be the person who executed the foregoing Certificate and who acknowledged that he executed the same.




                                   Notary Public


My commission expires:

             CONSENT OF INDEPENDENT ACCOUNTANTS




To the Board of Trustees and Shareholder of Royce Capital
Fund:

We consent to the reference to our Firm in Post-Effective Amendment No. 1 to the Registration Statement of Royce Capital Fund on Form N-1A (File No. 333-1073) under the Securities Act of 1933 and Post-Effective Amendment No. 4 (File No. 811-07537) under the Investment Company Act of 1940. We further consent to the reference to our Firm under the heading "Independent Accountants" in the Statement of Additional Information.


                                   COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
February 7, 1997

                       ROYCE CAPITAL FUND
                  1414 AVENUE OF THE AMERICAS
                    NEW YORK, NEW YORK 10019



                                        February 3, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                                   Re:  Royce Capital Fund
                                        Registration No. 333-1073
                                        File No. 811-07537
Gentlemen:

      I have reviewed Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Royce Capital Fund (the "Fund") under the Securities Act of 1933, as amended (the "Act"), which is to be filed by the Fund with the Commission pursuant to paragraph (b) of Rule 485 under the Act. This is to advise you that it is my judgment that such Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule.


                                        Sincerely,

                                        S/JOHN E. DENNEEN
                                        John E. Denneen
                                        Associate General Counsel







JED:am
C:\WPWIN\QUEST\RCT\485B-OPN.LT5